Provisions - Movement (Details) £ in Thousands	12 Months Ended
Jun. 30, 2021 GBP (£)
Movements in provisions
Transfer from accruals	£ 4,789
Reassessment of provisions	(1,036)
Additional provisions recognized	1,049
Closing balance	4,802
Provisions	4,157
Current provisions	645
Other provision
Movements in provisions
Transfer from accruals	695
Additional provisions recognized	27
Closing balance	722
Provisions	77
Current provisions	£ 645
Other provision | Minimum
Movements in provisions
Remaining term on leased properties	5 months
Other provision | Maximum
Movements in provisions
Remaining term on leased properties	3 years
Tax
Movements in provisions
Transfer from accruals	£ 4,094
Reassessment of provisions	(1,036)
Additional provisions recognized	1,022
Closing balance	4,080
Provisions	£ 4,080